                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                   MARKET VECTORS ETF TRUST - GOLD MINERS ETF
               (Exact name of registrant as specified in charter)

                       99 Park Avenue, New York, NY 10016
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                       99 PARK AVENUE, NEW YORK, NY 10016
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:  DECEMBER 31

Date of reporting period: JUNE 30, 2006

Item 1. REPORT TO SHAREHOLDERS.

SEMI- ANNUAL REPORT
JUNE 30, 2006

M A R K E T V E C T O R S

Gold
Miners
ETF

I N D E X E D T O
G O L D - M I N I N G
S H A R E S

The information in the shareholder letter represents the personal opinions of the management team members and may differ from those of other portfolio managers or of the firm as a whole. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Also, please note that any discussion of the Fund’s holdings, the Fund’s performance, and the views of the management team members are as of June 30, 2006, and are subject to change.

Gold Miners ETF

Dear Shareholder:

The Gold Miners ETF (the “Fund”) seeks to track the performance of the Amex Gold Miners Index1 (GDM) by investing globally in shares of large-, mid- and small-cap companies reflected in the Index. The GDM, calculated by the American Stock Exchange (Amex), is a modified market-capitalization weighted index comprised of publicly traded companies involved primarily in mining for gold and silver. The GDM is the most comprehensive and diversified representation of today’s gold-mining market, currently representing 45 publicly traded issuers from around the globe.

For the period from the Fund’s commencement date on May 16, 2006 through June 30, 2006 (the “reporting period”), the Fund returned -2.59%, while the Index returned -2.78%.2

Market and Economic Review

Gold bullion prices reached a new 25-year high of $730 per ounce on May 12, the same date the U.S. Dollar (DXY) Index3 was making its lows for the year. The Gold Miners ETF was launched four days later on May 16 in the midst of what has become a major correction. Indeed, the gold market during the period since the Fund’s commencement date was marked by considerable volatility, driven in large part by currency markets that seemed to gyrate on each word uttered by new U.S. Federal Reserve Board (Fed) Chairman Bernanke. A precipitous drop in the U.S. dollar helped drive gold prices to highs in May, as the financial markets sensed the Fed might be nearing an end to its current cycle of interest rate increases. Since mid-May, the dollar subsequently strengthened, and gold prices retreated, as Fed Chairman Bernanke and other Fed governors expressed their concerns about inflation. Gold prices declined $188 per ounce from its high on May 12 to its intra-day low of $542 per ounce low on June 14. In the last weeks of the period, the spot gold price rebounded to end June 30 at $615.85 per ounce.

Fund Review

Gold shares usually carry a high correlation to the underlying precious metal—at 0.76 historically. Thus, as gold prices declined from their May high, the intra-day trading price of Gold Miners ETF fell to its low of $31.82 per share on June 13. The Fund recovered since that date to end the reporting period with a net asset value of $38.69 per share. While the Fund produced a -2.59% return since its commencement date given the gold market correction, it still outpaced the GDM Index for the reporting period.

That said, the Fund invests in gold shares, not gold bullion. Gold shares’ historically high correlation to gold bullion does fluctuate over time (see chart below).

60-Day Rolling Correlation of GDM to Gold Bullion Spot Price

Source: Van Eck Global Research, Bloomberg

Gold Miners ETF

Performance for the reporting period was challenging overall for the Fund’s ten largest holdings as of June 30, 2006. Eight of the Fund’s ten largest holdings lost ground, including Barrick Gold, Newmont Mining, AngloGold Ashanti, Gold Fields, Goldcorp, Freeport-McMoRan Copper & Gold, Kinross Gold and Agnico-Eagle Mines. However, Glamis Gold generated solid increases, and Harmony Gold Mining produced double-digit returns.

In the Fund’s initial quarterly rebalancing on June 16, 2006, Entree Gold was deleted from the portfolio, while Great Basin Gold, Kimber Resources and Vista Gold were added.

*   *   *

The Fund is a newly organized series with no operating history. It is subject to risks associated with the stock market in general and with gold- and silver-mining companies in particular, including possible loss of principal. The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, it is subject to the risk of being more volatile than a diversified fund. The Fund has small- and mid-cap company investment risks. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the Amex. The shares may trade below, at or above their NAV. The Fund will make foreign investments, and these may involve additional risks including, for example, fluctuations in foreign currency, as well as the political and economic risks of an issuer’s country. Trading in shares on the Amex is subject to trading halts caused by extraordinary market volatility pursuant to Amex “circuit breaker” rules. The Fund is subject to “tracking error.” In other words, it may be unable to replicate exactly the performance of the Index because of Fund expenses and other factors.

An investment in the Fund involves the risk of losing money and should be considered part of an overall investment program, not a complete investment program.

We appreciate your investment in the Gold Miners ETF, and we look forward to helping you meet your investment goals in the future.

Edward M. Kuczma, Jr.	Hao-Hung (Peter) Liao
Portfolio Manager	Portfolio Manager

Joseph M. Foster
Consultant

July 17, 2006

Gold Miners ETF

The Amex Gold Miners Index (Index) is a trademark of the American Stock Exchange LLC (Amex) which is licensed for use by Van Eck Associates Corporation in connection with the Gold Miners ETF. The Gold Miners ETF is not sponsored, or endorsed by the Amex and the Amex makes no warranty or representation as to the accuracy and/or completeness of the Index or the results to be obtained by any person from the use of the Index in connection with the trading of the Gold Miners ETF.

All references to Fund assets refer to Total Net Assets.

Shares of the Fund are not individually redeemable. The owners of Fund shares may purchase or redeem their shares within creation units only. Creation units are large blocks of shares (generally 50,000) sold to Authorized Participants. Authorized Participants can sell or redeem an individual investor’s shares within a creation unit.

All indices listed are unmanaged indices and include the reinvestment of all dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the Fund. An index’s performance is not illustrative of the Fund’s performance. Indices are not securities in which investments can be made.

1The Amex Gold Miners Index (GDM) is a market capitalization-weighted index comprised of publicly traded companies involved primarily in the mining for gold and silver. The GDM includes common stocks and American Depositary Receipts (ADRs) of selected companies with market capitalizations greater than $100 million that have an average daily volume of at least 50,000 shares over the past six months. The Index is calculated and maintained by the American Stock Exchange (Amex). Van Eck Associates Corporation has an exclusive license with the Amex for exchange-traded funds, and a revenue sharing agreement with the Amex for derivative products based on the GDM. Amex is the owner of, and maintains, the GDM.

2The Fund is passively-managed but may not hold each GDM component in the same weighting as the Index and is subject to certain expenses that the Index is not. Thus the Fund may not replicate exactly the performance of the Index.

3The U.S. Dollar (DXY) Index indicates the general international value of the U.S. dollar. The DXY does this by averaging the exchange rates between the U.S. dollar and six major world currencies.

Gold Miners ETF

PERFORMANCE RECORD AS OF 6/30/06 (unaudited)

		Average Total Return

	NAV	INDEX	MARKET
Life (since 5/16/06)	(2.59)%	(2.78)%	(2.57)%

The price used to calculate market return (MARKET) is determined by using the closing price listed on the Amex. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/16/06) to the first day of secondary market trading in shares of the Fund (5/22/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance quoted represents past performance. Past performance does not guarantee future results; current performance may be lower or higher than the performance data quoted. Investment return and value of shares of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance information reflects current temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the redemption of Fund shares. Performance information current to the most recent month end is available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Geographical Breakdown* as of June 30, 2006 (unaudited)

*	Percentage of net assets. Portfolio is subject to change.

Gold Miners ETF
Top Ten Equity Holdings as of June 30, 2006* (unaudited)

Barrick Gold Corp.
(Canada, 13.2%)

Barrick Gold is an international gold company with operating mines and development projects in the United States, Canada, South America, Australia and Africa.

Newmont Mining Corp.
(U.S., 12.3%)

Newmont Mining acquires, explores and develops mineral properties. The company produces gold from operations in the United States, Peru, Indonesia, Mexico and the Central Asian Republic of Uzbekistan. Newmont also mines and processes copper, silver and zinc in the United States, Canada, Bolivia and Australia.

AngloGold Ashanti Ltd.
(South Africa, 6.6%)

AngloGold Ashanti is a holding company for a group of companies, which explore for and mine gold internationally. The group has operations in the Vaal River and West Witwatersrand areas of South Africa as well as Namibia, Mali, Brazil, Argentina, Australia, Tanzania and the United States.

Gold Fields Ltd.
(South Africa, 5.9%)

Gold Fields is a global gold mining, development and exploration company with operations in South Africa, Ghana and Australia. The group’s principal operating mines include Driefontein, Kloof, Beatrix and St. Helena. Gold Fields also has a platinum project undergoing evaluation in Finland.

Goldcorp, Inc.
(Canada, 5.7%)

Goldcorp is a North American gold producer. The company owns a gold mine located in South Dakota, and has industrial mineral operations in Saskatchewan, Canada. Goldcorp also owns the Red Lake Mine in Ontario, Canada, considered the richest grade gold mine in the world.

Harmony Gold Mining Co. Ltd.
(South Africa, 4.9%)

Harmony Gold Mining is a mining company that produces gold from its operations in the district of Virginia, Orange Free State. Harmony owns and operates the Harmony, Randfontein, Evander, Consolidated Modderfontein, Grootvei and Bissett gold mines. Harmony also has gold-mining operations in Australia.

Freeport-McMoRan Copper & Gold, Inc.
(U.S., 4.9%)

Freeport-McMoRan Copper & Gold, through its subsidiary, P.T. Freeport Indonesia Company, is involved in mineral exploration and development, mining and milling of copper, gold and silver in Irian Jaya, Indonesia. The company is also involved in smelting and refining copper concentrates in Spain and a joint venture to construct and operate a smelter/refinery in Indonesia.

Glamis Gold Ltd.
(U.S., 4.7%)

Glamis Gold produces gold in Nevada and California. The company has additional exploration and development activities in Honduras, Guatemala, Panama and El Salvador. Glamis Gold continues to pursue acquisitions and development opportunities in precious metals in the Americas.

Kinross Gold Corp.
(Canada, 4.0%)

Kinross Gold is involved in the exploration, development and production of gold in countries around the world. The company currently has operations in Canada, the United States, Central America, South America, Africa, Australia and the Russian Far East.

Agnico-Eagle Mines Ltd.
(Canada, 3.9%)

Agnico-Eagle Mines is a gold producer with operations primarily in Quebec, Canada. The company also conducts exploration and development activities in Ontario, Canada and Nevada in the United States. Agnico-Eagle’s gold production is primarily from underground mining operations.

*Portfolio is subject to change.
Company descriptions courtesy of Bloomberg.com.

Gold Miners ETF
Explanation of Expenses (unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including program fees on purchase payments; and (2) ongoing costs, including management fees and other Fund expenses. This disclosure is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

Actual Expenses

The first line in the table below provides information about actual account values and actual expenses. The disclosure is based on an investment of $1,000 invested and held for the entire period of May 16, 2006 (commencement of operations) to June 30, 2006. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The disclosure is based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire six months.

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as program fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period

Actual	$1,000.00	$ 974.10	$0.68
Hypothetical (5% return before expenses)	$1,000.00	$1,022.07	$2.76 *

*	Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect a one-half year period)

Market Vectors ETF Trust – Gold Miners ETF
Schedule of Portfolio Investments
June 30, 2006 (unaudited)

No. of		Value
Shares	Securities	(Note 1)

Common Stocks:
Canada 47.4%
183,340	Agnico-Eagle Mines Ltd.	$6,064,887
229,573	Aurizon Mines Ltd. †	642,804
701,533	Barrick Gold Corp.	20,765,377
749,845	Bema Gold Corp. †	3,764,222
453,452	Cambior, Inc. †	1,219,786
363,423	Crystallex International Corp. †	1,046,658
90,723	Cumberland Resources Ltd. †	435,470
559,759	Eldorado Gold Corp. †	2,703,636
130,194	Gammon Lake Resources,
	Inc. †	1,795,375
294,576	Goldcorp, Inc.	8,902,087
341,026	Golden Star Resources Ltd. †	1,009,437
154,127	Great Basin Gold Ltd. †	266,640
288,904	Iamgold Corp.	2,571,246
77,168	Kimber Resources, Inc. †	163,596
570,173	Kinross Gold Corp. †	6,209,184
60,297	Minefinders Corp. †	492,626
308,551	Miramar Mining Corp. †	1,141,639
169,838	Nevsun Resources Ltd. †	492,530
244,303	Northern Orion Resources,
	Inc. †	1,187,313
353,349	Northgate Minerals Corp. †	1,300,324
145,207	NovaGold Resources, Inc. †	1,861,554
218,612	Orezone Resources, Inc. †	319,174
111,457	PAN American Silver Corp. †	2,005,111
262,821	RIO Narcea Gold Mines Ltd. †	525,642
53,007	Seabridge Gold, Inc. †	614,881
89,024	Silver Standard Resources,
	Inc. †	1,780,480
141,563	Tanzanian Royalty
	Exploration Corp. †	1,142,413
176,652	Taseko Mines Ltd. †	452,229
36,142	Vista Gold Corp. †	337,928
328,076	Yamana Gold, Inc. †	3,238,110

		74,452,359

Peru 3.7%
209,330	Cia de Minas
	Buenaventura S.A. (ADR)	5,710,523

South Africa 17.4%
215,778	AngloGold Ashanti Ltd. (ADR)	10,383,237
402,094	Gold Fields Ltd. (ADR)	9,207,953
469,682	Harmony Gold Mining
	Co. Ltd. (ADR) †	7,651,120

		27,242,310

United Kingdom 1.5%
112,014	Randgold Resources
	Ltd. (ADR) †	2,352,294

No. of		Value
Shares	Securities	(Note 1)

United States 29.3%
85,609	Apex Silver Mines Ltd. †	$1,288,415
457,096	Coeur d’Alene Mines Corp. †	2,198,632
137,381	Freeport-McMoRan
	Copper & Gold, Inc.	7,612,281
194,233	Glamis Gold Ltd. †	7,353,661
58,440	Gold Reserve, Inc. †	336,030
195,942	Hecla Mining Co. †	1,028,696
165,369	Meridian Gold, Inc. †	5,238,890
137,634	Metallica Resources, Inc. †	425,289
365,344	Newmont Mining Corp.	19,337,658
38,733	Royal Gold, Inc.	1,077,552

		45,897,104

Total Common Stocks: 99.3%
(Cost: $148,027,013)		155,654,590

Short-Term Obligations 0.0%
32,829	Fidelity Institutional
	Money Market Fund -
	Treasury Portfolio Class
	III Shares
	(Cost: $32,829)	32,829

Total Investments 99.3%
(Cost: $148,059,842)		155,687,419
Other assets less liabilities 0.7%		1,113,310

Net Assets 100.0%		$156,800,729

† Non-income producing
All securities are denominated in U.S. dollars.

Summary of	% of
Investments	Net
by Industry	Assets

Copper	1.0%
Gold	95.0%
Silver	3.3%
Short-Term Obligations	0.0%
Other Assets Less Liabilities	0.7%

100.0%

See Notes to Financial Statements

Market Vectors ETF Trust – Gold Miners ETF

Statement of Assets and Liabilities
June 30, 2006 (unaudited)

Assets:
Investments, at value (cost $148,059,842) (Note 1)	$155,687,419
Cash	88,977
Receivables:
Capital shares sold	29,019,260
Investment securities sold	1,048,910
Dividends	37
Prepaid expenses	80,333

Total assets	185,924,936

Liabilities:
Payables:
Securities purchased	28,996,547
Due to Adviser (Note 2)	102,706
Due to Trustees	9,460
Accrued expenses	15,494

Total liabilities	29,124,207

Net Assets	$156,800,729

Shares outstanding	4,052,500

Net asset value, redemption and offering price per share	$38.69

Net Assets consist of:
Aggregate paid in capital	$148,863,895
Unrealized appreciation of investments	7,627,577
Undistributed net investment income	52,167
Undistributed net realized gain	257,090

$156,800,729

See Notes to Financial Statements

Market Vectors ETF Trust – Gold Miners ETF

Statement of Operations
For the Period May 16, 2006 (commencement of operations) to June 30, 2006 (unaudited)

Income (Note 1):
Dividends (net foreign taxes withheld of $2,832)		$99,493

Expenses:
Advisory fee (Note 2)	$43,024
Insurance	9,760
Trustees’ fees and expenses (Note 5)	9,460
Professional Services	8,690
Reports to Shareholders	2,577
Registration	1,100
Custodian	644
Transfer agency	409
Other	2,074

Total expenses	77,738
Expenses assumed by the Adviser (Note 2)	(30,412)

Net expenses		47,326

Net investment income		52,167

Realized and Unrealized Gain on Investments (Note 3):
Realized gain from securities transactions		257,090
Unrealized appreciation of investments		7,627,577

Net gain on investments		7,884,667

Net Increase in Net Assets Resulting from Operations		$7,936,834

See Notes to Financial Statements

Market Vectors ETF Trust – Gold Miners ETF

Statement of Changes in Net Assets
For the Period May 16, 2006 (commencement of operations) to June 30, 2006 (unaudited)

Changes in Net Assets:
Operations:
Net investment income	$52,167
Realized gain from securities transactions	257,090
Unrealized appreciation of investments	7,627,577

Net increase in net assets resulting from operations	7,936,834

Capital share transactions:*
Proceeds from sale of shares	155,791,857
Cost of shares reacquired	(6,927,962)

Increase in net assets resulting from capital share transactions	148,863,895

Net Assets, end of period	$156,800,729

Undistributed net investment income	$52,167

* Shares of Common Stock Issued ($0.001 par value)
Shares sold	4,252,500
Shares reacquired	(200,000)

Net increase	4,052,500

See Notes to Financial Statements

Market Vectors ETF Trust – Gold Miners ETF

Financial Highlights (unaudited)

For a share outstanding throughout the period:

For the Period
May 16, 2006
(commencement
of operations)
to June 30, 2006

Net Asset Value, Beginning of Period	$39.72

Income From Investment Operations:
Net Investment Income	0.01
Net Realized and Unrealized Loss on Investments	(1.04)

Total from Investment Operations	(1.03)

Net Asset Value, End of Period	$38.69

Total Return (a)	(2.59)%

Ratios/Supplementary Data
Net Assets, End of Period (000’s)	$156,801
Ratio of Gross Expenses to Average Net Assets (b)	0.90%
Ratio of Net Expenses to Average Net Assets (b)	0.55%
Ratio of Net Investment Income to Average Net Assets (b)	0.61%
Portfolio Turnover Rate	7%

(a)
Total return is calculated assuming an initial investment of $10,000 made at the net asset value at the beginning of the period, reinvestment of any distributions at net asset value on the distribution payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Annualized.

See Notes to Financial Statements

Market Vectors ETF Trust – Gold Miners ETF

Notes To Financial Statements

Note 1—Significant Accounting Policies—Market Vectors ETF Trust (the “Trust”) was incorporated as a Delaware statutory trust on March 15, 2001 (with its name changed from Van Eck Economex Industries Index Fund on February 25, 2003, from Van Eck Alternatives Index Fund on May 3, 2005, from Market Vectors Trust on January 27, 2006 to Market Vectors ETF Trust on April 28, 2006). The Trust is registered under the Investment Company Act of 1940, as amended. The Trust operates as a series fund and currently consists of one fund in the series, Gold Miners ETF (the “Fund”), a non-diversified management investment company. The Fund commenced operations on May 16, 2006. The Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of the Amex Gold Miners Index (the “Index”).

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts in the financial statements. Actual results could differ from those estimates.

A.
Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities.

B.
Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

For the period ended June 30, 2006, the Fund realized net capital gains resulting from in-kind redemptions of blocks of shares. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains will be reclassified from accumulated net realized gains to paid-in-capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains on in-kind redemptions for the period ended June 30, 2006 was $257,644.

C.
Distributions to Shareholders—Distributions to shareholders from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with U.S. generally accepted accounting principles.

D.
Other—Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Dividends on foreign securities are recorded when the Fund is informed of such dividends. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization on premiums and discounts, is accrued as earned.

E.	Use of Derivative Instruments

Option Contracts—The Fund may invest in call and put options on securities to seek performance that corresponds to the Index and in managing cash flows. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid. There were no options outstanding at June 30, 2006.

Futures—The Fund may buy and sell futures contracts. The Fund may engage in these transactions to seek performance that corresponds to the Index and in managing cash flows. A futures contract is an agreement between two parties to buy or sell a specified instrument at a set price on a future date. Realized gains and losses from futures contracts are reported separately. The Fund did not have any futures contracts outstanding at June 30, 2006.

Equity Swaps—The Fund may enter into equity swaps to seek performance that corresponds to the Index and in managing cash flows. A swap is an agreement that obligates the parties to exchange cash flows at specified intervals. The Fund is obligated to pay the counterparty on trade date an amount based upon the value of the underlying instrument (notional amount) and, at termination date, final payment is settled based on the value of the underlying security on trade date versus the value on termination date plus accrued dividends. Risks may arise as a result of the failure of the counterparty to the contract to comply with the terms of the swap contract.

Market Vectors ETF Trust – Gold Miners ETF

Notes To Financial Statements (continued)

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default of the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in the value of the swap relative to the underlying securities. The Fund records a net receivable or payable daily, based on the change in the value of the underlying securities. The net receivable or payable for financial statement purposes is shown as due to or from broker on the Statement of Assets and Liabilities. The Fund collateralizes 100% of the notional amount of the swap. Such amounts are reflected in the Statement of Assets and Liabilities as cash-initial margin. At June 30, 2006, the Fund had no outstanding equity swaps.

Note 2—Agreements and Affiliates—Van Eck Associates Corporation (the “Adviser”) earns a fee at an annual rate of 0.50% of the Fund’s average net assets for investment management services. The Adviser has agreed to assume expenses exceeding 0.55% of the average daily net assets of the Fund at least until May 1, 2007. Expenses for the period ended June 30, 2006 were reduced by $30,412 under this agreement. In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Fund’s distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 3—Investments—For the period ended June 30, 2006, purchases and sales of securities other than U.S. government securities and short-term obligations, aggregated $154,591,374 and $6,821,451, respectively. All security purchases were made through in-kind subscriptions of Fund shares. Security sales of $5,514,898 were made through in-kind redemptions of Fund shares.

The identified cost of investments owned at June 30, 2006 was $148,059,842 and net unrealized appreciation aggregated $7,627,577 of which $7,919,179 related to appreciated securities and $291,602 related to depreciated securities.

Note 4—Capital Share Transactions—As of June 30, 2006, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with a par value per share of $0.001. Shares are issued and redeemed by the Fund only in Creation Units, consisting of 50,000 shares, or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Fund generally consists of the in-kind contribution or distribution of equity securities constituting the Fund’s underlying index plus a small amount of cash. During the period ended June 30, 2006, the Fund received securities with a market value of $154,591,324 in exchange for shares of the Fund in in-kind subscriptions. Additionally, during the period ended June 30, 2006, the Fund delivered securities with a market value of $5,514,898 in exchange for shares of the Fund for in-kind redemptions.

Note 5—Concentration of Risk—The Fund is not actively managed by traditional methods, and therefore the adverse financial condition of any one issuer will not result in the elimination of its securities from the Portfolio of Investments held by the Fund unless the securities of such issuer are removed from the Index.

The Fund’s investments are highly concentrated in the gold and silver mining industry. Since the Fund is so concentrated, it may be subject to greater risks and market fluctuations than other more diversified funds.

Note 6—Federal Tax Status—Since this is the initial year of operations, the tax cost of investments and other tax basis items will be calculated at the Fund’s calendar yearend of December 31, 2006.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely than not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

Note 7—Regulatory Matters—In connection with their investigations of practices identified as “market timing” and “late trading” of mutual fund shares, the Office of the New York State Attorney General (“NYAG”) and the United States Securities Exchange Commission (“SEC”) have requested and received information from the Adviser. The investigations are ongoing, and the Adviser is continuing to cooperate with such investigations.

In July 2004, the Adviser received a “Wells Notice” from the SEC in connection with the SEC’s investigation of market-timing activities. This Wells Notice informed the Adviser that the SEC staff is considering recommending that the SEC bring a civil or administrative action alleging violations of U.S. securities laws against the Adviser and two of its senior officers.

There cannot be any assurance that if the SEC or NYAG were to assess sanctions against the Adviser, such sanctions would not materially and adversely affect the Adviser.

Market Vectors ETF Trust – Gold Miners ETF

Approval of Management Agreement

The Board of Trustees, including all of the Trustees that are not “interested persons” of the Trust (the “Independent Trustees”), have approved the investment management agreement between the Trust and the Adviser (the “Investment Management Agreement”) with respect to the Fund through May 1, 2008.

The Investment Management Agreement was approved at a meeting held on May 18, 2006 (“the Meeting”). At the Meeting, the Adviser reviewed the founding of the firm, including a description of the Trust’s development process and the Adviser’s investment philosophy. The Adviser described the efforts that had been made to obtain the necessary order from the SEC that was required before the Fund could begin operations, and the analysis that had been performed in determining which prospective service providers to recommend to the Board. The Trustees reviewed the Adviser’s financial condition in an effort to determine the adequacy of the financial resources of the Adviser to support the operations of the Fund for the foreseeable future. The Adviser described the process that will be used in managing the Fund. The Trustees reviewed the ability of the personnel of the Adviser to mange the portfolio of the Fund in a manner that would cause the Fund to replicate as closely as possible, before fees and expenses, the price and yield performance of the Index. In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of comparative funds (some of which operate as unit investment trusts and do not involve portfolio management). Taking into account the risks assumed by the Adviser, the Trustees considered the character and amount of any other benefits received by the Adviser from serving as adviser of the Fund and from providing administrative services to the Fund, and from an affiliate of the Adviser serving as distributor for the Fund.

The Trustees reviewed the terms of the proposed Investment Management Agreement, including the Adviser’s commitment to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, brokerage commissions, offering costs and other trading expenses, fees, taxes and extraordinary expenses) from exceeding 0.55% of average daily net assets per year for at least twelve months. In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair and that the Investment Management Agreement is in the interest of the Fund and its shareholders.

In connection with their deliberations with regard to the Investment Management Agreement, the Trustees, including the Independent Trustees, considered such information and factors as they believed to be appropriate in the light of the legal advice furnished to them and their own business judgment. The Trustees did not consider any single factor as controlling in determining whether or not to enter into the Investment Management Agreement. Based on their consideration of the foregoing factors and conclusions, and such other factors and conclusions as they deemed relevant, the Trustees concluded that the Investment Management Agreement, including fee structures (described therein), is in the interest of the shareholders, and accordingly the Trustees including all of the Independent Trustees, approved the Investment Management Agreement for an initial two year term.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
99 Park Avenue, New York, NY 10016 www.vaneck.com
Account Assistance	1.888.MKT.VCTR

This report must be preceded or accompanied by a Market Vectors ETF Trust Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. Please read the prospectus carefully before investing.

Additional information about the Fund’s Board of Trustees/Officers and a description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.800.826.2333, or by visiting www.vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800. SEC.0330. The Fund’s complete schedule of portfolio holdings is also available by calling 1.800.826.2333 or by visiting www.vaneck.com.

Item 2. CODE OF ETHICS.

     Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Gold Miners ETF disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Gold Miners ETF is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST - GOLD MINERS ETF

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date September 6, 2006
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Keith J. Carlson, CEO
                        --------------------------
Date September 6, 2006
     -----------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date September 6, 2006
     -----------------